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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21425


                            Pioneer Series Trust I
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30

Date of reporting period:  February 28, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

          Pioneer Oakridge Small Cap Growth Fund
          SCHEDULE OF INVESTMENTS  2/28/2007

Shares                                                     Value

          COMMON STOCKS - 97.7 %
          Energy - 6.0 %
          Oil & Gas Equipment And Services - 0.9 %
107,000   Superior Well Services, Inc. *                $2,426,760
          Oil & Gas Exploration & Production - 5.1 %
474,000   Petrohawk Energy Corp. *                      $5,673,780
205,900   Southwestern Energy Co. *                      8,030,100
                                                        $13,703,880
          Total Energy                                  $16,130,640
          Materials - 2.1 %
          Industrial Gases - 2.1 %
135,280   Airgas, Inc.                                  $5,583,006
          Total Materials                               $5,583,006
          Capital Goods - 11.0 %
          Aerospace & Defense - 2.0 %
190,200   AAR Corp. * (b)                               $5,536,722
          Construction & Engineering - 1.8 %
212,700   Quanta Services, Inc. *                       $4,932,513
          Industrial Machinery - 7.2 %
174,980   Gardner Denver, Inc. *                        $5,926,573
136,335   Idex Corp.                                     7,090,783
57,187    The Middleby Corp. *                           6,306,582
                                                        $19,323,938
          Total Capital Goods                           $29,793,173
          Commercial Services & Supplies - 9.5 %
          Diversified Commercial Services - 7.3 %
113,665   CRA International, Inc. *                     $5,886,710
189,515   Healthcare Services Group, Inc.                5,314,001
157,300   Mobile Mini, Inc. *                            4,236,089
82,200    The Advisory Board Co. *                       4,275,222
                                                        $19,712,022
          Environmental & Facilities Services - 2.2 %
132,190   Waste Connections, Inc. *                     $5,845,442
          Total Commercial Services & Supplies          $25,557,464
          Transportation - 4.4 %
          Air Freight & Couriers - 2.8 %
155,510   Hub Group, Inc. *                             $4,925,002
82,080    UTI Worldwide, Inc.                            2,473,891
                                                        $7,398,893
          Trucking - 1.6 %
236,695   Knight Transportation, Inc. (b)               $4,421,462
          Total Transportation                          $11,820,355
          Automobiles & Components - 1.9 %
          Auto Parts & Equipment - 1.9 %
230,900   LKQ Corp. *                                   $5,015,148
          Total Automobiles & Components                $5,015,148
          Consumer Durables & Apparel - 4.7 %
          Footwear - 2.6 %
251,225   Wolverine World Wide, Inc.                    $6,971,494
          Housewares & Specialties - 2.1 %
154,300   Jarden Corp. * (b)                            $5,652,009
          Total Consumer Durables & Apparel             $12,623,503
          Consumer Services - 4.6 %
          Education Services - 1.8 %
123,725   Bright Horizons Family Solutions, Inc. *      $4,958,898
          Restaurants - 2.8 %
165,800   California Pizza Kitchen, Inc. *              $5,302,284
83,000    Peet's Coffee & Tea, Inc. * (b)                2,104,050
                                                        $7,406,334
          Total Consumer Services                       $12,365,232
          Retailing - 5.3 %
          Homefurnishing Retail - 2.2 %
217,300   Aaron Rents, Inc.                             $5,945,328
          Specialty Stores - 3.1 %
93,820    Guitar Center, Inc. *                         $4,110,254
139,500   Hibbett Sporting Goods, Inc. *                 4,349,610
                                                        $8,459,864
          Total Retailing                               $14,405,192
          Household & Personal Products - 2.4 %
          Household Products - 1.2 %
68,992    Church & Dwight Co., Inc.                     $3,308,166
          Personal Products - 1.2 %
56,700    USANA Health Sciences, Inc. * (b)             $3,292,569
          Total Household & Personal Products           $6,600,735
          Health Care Equipment & Services - 17.1 %
          Health Care Distributors - 2.4 %
53,000    Animal Health International *                 $  683,700
285,300   PSS World Medical, Inc. *                      5,917,122
                                                        $6,600,822
          Health Care Equipment - 7.1 %
113,670   ArthroCare Corp. *                            $4,131,904
68,200    Kyphon, Inc. *                                 3,076,502
150,585   Palomar Medical Technologies * (b)             6,155,915
81,900    Sirona Dental Systems, Inc. *                  3,048,318
179,900   Symmetry Medical, Inc. *                       2,682,309
                                                        $19,094,948
          Health Care Services - 5.4 %
101,625   American Healthways, Inc. *                   $4,419,671
191,958   HealthExtras, Inc. * (b)                       5,086,887
377,060   Option Care, Inc. (b)                          5,007,357
                                                        $14,513,915
          Health Care Supplies - 2.2 %
129,055   Haemonetics Corp. * (b)                       $5,807,475
          Total Health Care Equipment & Services        $46,017,160
          Pharmaceuticals & Biotechnology - 1.0 %
          Pharmaceuticals - 1.0 %
114,900   Sciele Pharma, Inc. * (b)                     $2,642,700
          Total Pharmaceuticals & Biotechnology         $2,642,700
          Banks - 1.8 %
          Regional Banks - 1.8 %
132,635   PrivateBancorp, Inc. (b)                      $4,857,094
          Total Banks                                   $4,857,094
          Diversified Financials - 1.8 %
          Specialized Finance - 1.8 %
109,665   Portfolio Recovery Associates, Inc. * (b)     $4,829,647
          Total Diversified Financials                  $4,829,647
          Insurance - 3.2 %
          Property & Casualty Insurance - 3.2 %
101,655   ProAssurance Corp. *                          $5,235,233
103,000   Tower Group, Inc.                              3,520,540
                                                        $8,755,773
          Total Insurance                               $8,755,773
          Real Estate - 2.0 %
          Real Estate Management & Development - 2.0 %
50,495    Jones Lang LaSalle, Inc.                      $5,344,896
          Total Real Estate                             $5,344,896
          Software & Services - 13.7 %
          Application Software - 3.8 %
126,600   Ansys, Inc. *                                 $6,459,132
301,500   Informatica Corp. *                            3,907,440
                                                        $10,366,572
          Data Processing & Outsourced Services - 1.8 %
195,400   Heartland Payment Systems, Inc. (b)           $4,869,368
                                                         3,460,851
                                                        $8,330,219
          Internet Software & Services - 6.0 %
222,100   aQuantive, Inc. * (b)                         $5,628,014
245,058   J2 Global Communications, Inc. * (b)           5,891,194
209,900   Radvision, Ltd. *                              4,720,651
                                                        $16,239,859
          Systems Software - 2.1 %
100,135   Micros Systems, Inc. *                        $5,583,528
          Total Software & Services                     $40,520,178
          Semiconductors - 3.9 %
          Semiconductors - 3.9 %
153,442   Hittite Microwave Corp. *                     $6,435,357
207,000   Microsemi Corp. *                              4,193,820
                                                        $10,629,177
          Total Semiconductors                          $10,629,177
          TOTAL COMMON STOCKS
          (Cost  $213,790,499)                          $263,491,073

          TEMPORARY CASH INVESTMENTS - 18.0 %
          Repurchase Agreement - 1.1 %
2,900,000 UBS Warburg, Inc., 5.23%, dated 2/28/07, repur$2,900,000
          Security Lending Collateral - 16.9%
45,738,634Security Lending Investment Fund, 5.24%       $45,738,634
          TOTAL TEMPORARY CASH INVESTMENTS
          (Cost  $48,638,634)                           $48,638,634
          TOTAL INVESTMENT IN SECURITIES - 115.7%
          (Cost  $262,429,133) (a)                      $312,129,707
          OTHER ASSETS AND LIABILITIES - (15.7)%        $(42,258,768)
          TOTAL NET ASSETS - 100.0%                     $269,870,939

*         Non-income producing security.

(a) At February 28, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $262,429,133 was as follows:

          Aggregate gross unrealized gain for all invest$  58,962,683

          Aggregate gross unrealized loss for all investm  (8,129,576)

          Net unrealized gain                           $  50,833,107

(b)        At February 28, 2007, the following securities were out on loan:

Shares                       Security                      Value
41,700    AAR Corp. *                                   $1,212,636
21,400    Haemonetics Corp. *                             962,786
52,100    HealthExtras, Inc. *                           1,380,650
60,089    Jarden Corp. *                                 2,200,459
230,561   Knight Transportation, Inc.                    4,302,268
195,900   Option Care, Inc.                              2,601,552
138,079   Palomar Medical Technologies *                 6,094,350
80,627    Peet's Coffee & Tea, Inc. *                    2,043,894
38,300    PrivateBancorp, Inc.                           1,402,546
77,200    Sciele Pharma, Inc. *                          1,775,600
33,300    United Natural Foods, Inc.                      991,674
124,108   J2 Global Communications, Inc. *               2,983,556
107,200   aQuantive, Inc. *                              2,716,448
193,390   Heartland Payment Systems, Inc.                4,819,279
108,568   Portfolio Recovery Associates, Inc. *          4,781,335
56,000    USANA Health Sciences, Inc. *                  3,251,920
          Total                                         $43,520,953


          Pioneer Oakridge Large Cap Growth Fund
          SCHEDULE OF INVESTMENTS 2/28/2007

Shares                                               Value

          COMMON STOCKS - 96.0 %
          Energy - 4.2 %
          Oil & Gas Equipment And Services - 1.8 %
276,715   Schlumberger, Ltd.                      $17,377,702
          Oil & Gas Exploration & Production - 2.4 %
438,405   XTO Energy, Inc.                        $22,648,002
          Total Energy                            $40,025,704
          Materials - 1.5 %
          Specialty Chemicals - 1.5 %
341,675   Ecolab, Inc.                            $14,452,853
          Total Materials                         $14,452,853
          Capital Goods - 10.4 %
          Aerospace & Defense - 4.8 %
262,615   Precision Castparts Corp.               $23,890,087
336,470   United Technologies Corp.                22,082,526
                                                  $45,972,613
          Industrial Conglomerates - 3.4 %
921,475   General Electric Co.                    $32,177,907
          Industrial Machinery - 2.2 %
297,525   Danaher Corp.                           $21,314,691
          Total Capital Goods                     $99,465,211
          Transportation - 1.9 %
          Air Freight & Couriers - 1.9 %
161,870   FedEx Corp.                             $18,482,317
          Total Transportation                    $18,482,317
          Consumer Durables & Apparel - 2.8 %
          Apparel, Accessories & Luxury Goods - 2.8 %
563,835   Coach, Inc. *                           $26,613,012
          Total Consumer Durables & Apparel       $26,613,012
          Consumer Services - 4.2 %
          Casinos & Gaming - 2.1 %
238,675   Harrah's Entertainment, Inc.            $20,165,651
          Hotels, Resorts & Cruise Lines - 2.1 %
409,425   Marriott International, Inc.            $19,615,552
          Total Consumer Services                 $39,781,203
          Media - 4.1 %
          Broadcasting & Cable Television - 2.0 %
728,678   Comcast Corp. * (b)                     $18,741,585
          Movies & Entertainment - 2.1 %
890,430   News Corp, Inc. *                       $20,061,388
          Total Media                             $38,802,973
          Retailing - 6.7 %
          Computer & Electronics Retail - 1.6 %
333,420   Best Buy Co., Inc.                      $15,494,027
          General Merchandise Stores - 2.1 %
320,315   Target Corp.                            $19,708,982
          Specialty Stores - 3.0 %
1,116,902 Staples, Inc.                           $29,061,790
          Total Retailing                         $64,264,799
          Food & Drug Retailing - 1.9 %
          Drug Retail - 1.9 %
407,895   Walgreen Co.                            $18,236,985
          Total Food & Drug Retailing             $18,236,985
          Food Beverage & Tobacco - 2.1 %
          Soft Drinks - 2.1 %
316,728   PepsiCo, Inc.                           $20,001,373
          Total Food Beverage & Tobacco           $20,001,373
          Household & Personal Products - 2.5 %
          Household Products - 2.5 %
377,210   Procter & Gamble Co.                    $23,949,063
          Total Household & Personal Products     $23,949,063
          Health Care Equipment & Services - 3.8 %
          Health Care Equipment - 3.8 %
319,240   Medtronic, Inc.                         $16,076,926
234,000   Zimmer Holdings, Inc. *                  19,733,220
                                                  $35,810,146
          Total Health Care Equipment & Services $35,810,146 Pharmaceuticals & Biotechnology - 10.3 % Biotechnology - 4.7 %
288,075   Amgen, Inc. *                           $18,511,699
308,110   Genentech, Inc. *                        25,995,241
                                                  $44,506,940
          Pharmaceuticals - 5.6 %
376,490   Abbott Laboratories                     $20,563,884
137,865   Allergan, Inc. (b)                       15,400,899
322,115   Novartis AG (A.D.R.)                     17,854,834
                                                  $53,819,617
          Total Pharmaceuticals & Biotechnology   $98,326,557
          Banks - 2.5 %
          Diversified Banks - 2.5 %
672,045   U.S. Bancorp                            $23,965,125
          Total Banks                             $23,965,125
          Diversified Financials - 5.7 %
          Asset Management & Custody Banks - 1.9 %
761,300   Amvescap Plc (A.D.R.) *                 $18,172,231
          Consumer Finance - 1.8 %
301,835   American Express Co.                    $17,165,356
          Investment Banking & Brokerage - 2.0 %
1,049,610 Charles Schwab Corp.                    $19,396,793
          Total Diversified Financials            $54,734,380
          Insurance - 2.0 %
          Life & Health Insurance - 2.0 %
397,845   Aflac, Inc. (b)                         $18,778,284
          Total Insurance                         $18,778,284
          Software & Services - 16.3 %
          Application Software - 1.0 %
242,200   Adobe Systems, Inc. *                   $ 9,506,350
          Data Processing & Outsourced Services - 3.1 %
354,742   Iron Mountain, Inc. *                   $ 9,879,565
483,615   Paychex, Inc.                            19,649,277
                                                  $29,528,842
          Home Entertainment Software - 1.9 %
360,640   Electronic Arts, Inc. *                 $18,183,469
          Internet Software & Services - 2.6 %
54,920    Google, Inc. *                          $24,683,794
          It Consulting & Other Services - 4.3 %
460,300   Cognizant Tech Solutions Corp.          $41,519,060
          Systems Software - 3.4 %
1,150,810 Microsoft Corp.                         $32,418,318
          Total Software & Services               $155,839,833
          Technology Hardware & Equipment - 9.1 %
          Communications Equipment - 7.1 %
1,095,775 Cisco Systems, Inc. *                   $28,424,403
680,290   Corning, Inc. *                          14,034,383
631,125   Qualcomm, Inc.                           25,421,715
                                                  $67,880,501
          Computer Hardware - 2.0 %
224,175   Apple, Inc. *                           $18,967,447
          Total Technology Hardware & Equipment   $86,847,948
          Semiconductors - 3.9 %
          Semiconductors - 3.9 %
511,965   Microchip Technology (b)                $18,225,954
621,980   Texas Instruments, Inc.                  19,256,501
                                                  $37,482,455
          Total Semiconductors                    $37,482,455
          TOTAL COMMON STOCKS
          (Cost  $786,004,019)                    $915,860,221
          TEMPORARY CASH INVESTMENTS - 7.6 %
          Repurchase Agreement - 5.0 %
47,600,000UBS Warburg, Inc., 5.23%, dated 2/28/07,
          repurchase price of $47,600,000 plus accrued
          interest on 3/1/07 collateralized by $57,467,000
          U.S. Treasury Bill, 5.5%, 5/15/09       $47,600,000
          Security Lending Collateral - 2.6%
25,066,929Security Lending Investment Fund, 5.24% $25,066,929
          TOTAL TEMPORARY CASH INVESTMENTS
          (Cost  $72,666,929)                     $72,666,929
          TOTAL INVESTMENT IN SECURITIES - 103.7%
          (Cost  $858,670,948) (a)                $988,527,150
          OTHER ASSETS AND LIABILITIES - (3.7)%   $(34,924,119)
          TOTAL NET ASSETS -100.0%                $953,603,031

*         Non-income producing security.

(a)       At February 28, 2007, the net unrealized gain on
           investments based on cost for federal income tax purposes of $858,670,948 was as follows:

          Aggregate gross unrealized gain for all investments
          in which there is an excess of value ove$  147,915,172

          Aggregate gross unrealized loss for all investments
          in which there is an excess of tax cost o  (18,058,970)

          Net unrealized gain                     $  129,856,202

(b) At February 28, 2007, the following securities were out on loan:

Shares                    Security                   Value
67,300    Aflac, Inc. (b)                         $3,179,252
23,100    Allergan, Inc. (b)                       2,580,501
63,900    Microchip Technology (b)                 2,274,840
607,243   Comcast Corp. * (b)                      15,618,290
          Total                                   $23,652,883



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Series Trust I

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date April 27, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date April 27, 2007



By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date April 27, 2007

* Print the name and title of each signing officer under his or her signature.